Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost of revenues:
Online advertising	$ 13,827	$ 6,535	$ 3,892
Other cost of operating revenue	17,518	20,046	13,783
Operating expenses:
Sales and marketing	128,830	60,639	49,893
General and administrative	57,191	33,514	29,684
Related Party [Member]
Cost of revenues:
Online advertising	373	50	37
Other cost of operating revenue	1,310	1,552	763
Operating expenses:
Sales and marketing	13,390	14,026	6,002
General and administrative	$ 12	$ 27	$ 1,483